Statements of Shareholders' Deficit - USD ($)	Mezzanine [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 3,485,313		$ 70,460	$ 176,279,264	$ (176,132,585)	$ 217,139
Balance, shares at Dec. 31, 2023			704,599,512
Stock compensation cost				76,287		76,287
Net Loss					(471,004)	(471,004)
Balance at Mar. 31, 2024	3,485,313		$ 70,460	176,355,551	(176,603,589)	(177,578)
Balance, shares at Mar. 31, 2024			704,599,512
Balance at Dec. 31, 2023	3,485,313		$ 70,460	176,279,264	(176,132,585)	217,139
Balance, shares at Dec. 31, 2023			704,599,512
Net Loss						(1,809,962)
Issuance of common shares for commitment fees, shares			1,325,472
Issuance of common stock through equity financing, shares			0
Balance at Dec. 31, 2024	3,485,313		$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			704,599,512
Balance at Mar. 31, 2024	3,485,313		$ 70,460	176,355,551	(176,603,589)	(177,578)
Balance, shares at Mar. 31, 2024			704,599,512
Stock compensation cost				43,043		43,043
Net Loss					(437,438)	(437,438)
Balance at Jun. 30, 2024	3,485,313		$ 70,460	176,398,594	(177,041,027)	(571,973)
Balance, shares at Jun. 30, 2024			704,599,512
Stock compensation cost				54,945		54,945
Net Loss					(438,741)	(438,741)
Balance at Sep. 30, 2024	3,485,313		$ 70,460	176,453,539	(177,479,768)	(955,769)
Balance, shares at Sep. 30, 2024			704,599,512
Stock compensation cost				54,945		54,945
Net Loss					(462,779)	(462,779)
Balance at Dec. 31, 2024	3,485,313		$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			704,599,512
Stock compensation cost				55,376		55,376
Net Loss					(476,094)	(476,094)
Balance at Mar. 31, 2025	3,485,313		$ 70,460	176,563,860	(178,418,641)	(1,784,321)
Balance, shares at Mar. 31, 2025			704,599,512
Balance at Dec. 31, 2024	3,485,313		$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			704,599,512
Net Loss						(2,846,943)
Issuance of common shares for commitment fees, shares			1,325,472
Issuance of common stock through equity financing, shares			63,431,529
Balance at Dec. 31, 2025	3,485,313		$ 76,803	178,676,658	(180,789,490)	(2,036,029)
Balance, shares at Dec. 31, 2025			768,031,041
Balance at Mar. 31, 2025	3,485,313		$ 70,460	176,563,860	(178,418,641)	(1,784,321)
Balance, shares at Mar. 31, 2025			704,599,512
Stock compensation cost				61,151		61,151
Net Loss					(623,704)	(623,704)
Issuance of common shares for commitment fees			$ 80	29,920		30,000
Issuance of common shares for commitment fees, shares			803,536
Balance at Jun. 30, 2025	3,485,313		$ 70,540	176,654,931	(179,042,345)	(2,316,874)
Balance, shares at Jun. 30, 2025			705,403,048
Stock compensation cost				63,315		63,315
Net Loss					(482,096)	(482,096)
Issuance of common stock through equity financing			$ 2,525	583,255		585,780
Issuance of common stock through equity financing, shares			25,245,680
Balance at Sep. 30, 2025	3,485,313		$ 73,065	177,301,501	(179,524,441)	(2,149,875)
Balance, shares at Sep. 30, 2025			730,648,728
Stock compensation cost				668,868		668,868
Net Loss					(1,265,049)	(1,265,049)
Issuance of common stock through equity financing			$ 3,738	706,289		710,027
Issuance of common stock through equity financing, shares			37,382,313
Balance at Dec. 31, 2025	$ 3,485,313		$ 76,803	$ 178,676,658	$ (180,789,490)	$ (2,036,029)
Balance, shares at Dec. 31, 2025			768,031,041